Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2023
T17-NPRT3-0623
1.9880050.106
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	84,858	1,499,441
Lumen Technologies, Inc. (a)	160,483	380,345
Verizon Communications, Inc.	45,475	1,765,794
		3,645,580
Entertainment - 0.2%
Activision Blizzard, Inc.	15,525	1,206,448
Electronic Arts, Inc.	9,101	1,158,375
Warner Music Group Corp. Class A (a)	23,892	727,989
		3,092,812
Media - 0.7%
Cable One, Inc. (a)	1,056	800,881
Comcast Corp. Class A	46,506	1,923,953
Fox Corp. Class A	27,652	919,706
Interpublic Group of Companies, Inc.	24,965	891,999
News Corp. Class A	44,009	774,998
Nexstar Broadcasting Group, Inc. Class A	4,345	753,640
Omnicom Group, Inc.	10,762	974,714
Paramount Global Class B (a)	37,863	883,344
TEGNA, Inc.	43,983	752,109
The New York Times Co. Class A	24,879	988,940
		9,664,284
TOTAL COMMUNICATION SERVICES		16,402,676
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 0.3%
Ford Motor Co.	371,244	4,410,379
Broadline Retail - 0.2%
Kohl's Corp. (a)	132,485	2,918,645
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	28,159	8,328,024
Starbucks Corp.	58,433	6,678,308
		15,006,332
Household Durables - 0.5%
Newell Brands, Inc.	275,994	3,353,327
Vistry Group PLC	355,682	3,498,219
		6,851,546
Specialty Retail - 1.3%
Best Buy Co., Inc.	51,727	3,854,696
Lowe's Companies, Inc.	29,641	6,160,289
The Home Depot, Inc.	28,834	8,665,770
		18,680,755
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	53,858	6,824,886
TOTAL CONSUMER DISCRETIONARY		54,692,543
CONSUMER STAPLES - 13.4%
Beverages - 4.6%
PepsiCo, Inc.	180,917	34,535,246
The Coca-Cola Co.	510,419	32,743,379
		67,278,625
Consumer Staples Distribution & Retail - 0.4%
Target Corp.	31,624	4,988,686
Household Products - 2.6%
Procter & Gamble Co.	244,559	38,244,136
Tobacco - 5.8%
Altria Group, Inc.	529,779	25,169,800
British American Tobacco PLC (United Kingdom)	438,654	16,137,845
Imperial Brands PLC	671,855	16,614,643
Philip Morris International, Inc.	269,224	26,914,323
		84,836,611
TOTAL CONSUMER STAPLES		195,348,058
ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	178,268	30,052,419
ConocoPhillips Co.	213,774	21,995,207
Coterra Energy, Inc.	773,593	19,803,981
Devon Energy Corp.	326,934	17,468,084
EOG Resources, Inc.	170,216	20,335,706
Exxon Mobil Corp.	326,344	38,619,549
Pioneer Natural Resources Co.	92,785	20,185,377
		168,460,323
FINANCIALS - 18.5%
Banks - 10.2%
Bank of America Corp.	827,881	24,240,356
Citigroup, Inc.	459,663	21,636,337
ING Groep NV (Certificaten Van Aandelen)	1,122,535	13,879,921
Intesa Sanpaolo SpA	5,808,721	15,291,388
JPMorgan Chase & Co.	259,020	35,806,925
KBC Group NV	206,557	14,772,362
Wells Fargo & Co.	573,512	22,797,102
		148,424,391
Capital Markets - 1.4%
Blackstone, Inc.	227,864	20,355,091
Financial Services - 2.0%
The Western Union Co.	731,742	7,997,940
Visa, Inc. Class A	93,102	21,667,628
		29,665,568
Insurance - 2.6%
American Financial Group, Inc.	151,472	18,590,159
Old Republic International Corp.	770,441	19,469,044
		38,059,203
Mortgage Real Estate Investment Trusts - 2.3%
Annaly Capital Management, Inc.	849,452	16,972,051
Rithm Capital Corp.	2,111,158	17,227,049
		34,199,100
TOTAL FINANCIALS		270,703,353
HEALTH CARE - 7.5%
Biotechnology - 2.5%
AbbVie, Inc.	94,343	14,257,114
Amgen, Inc.	45,154	10,825,220
Gilead Sciences, Inc.	129,413	10,639,043
		35,721,377
Health Care Equipment & Supplies - 0.8%
Medtronic PLC	123,584	11,239,965
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	159,449	10,646,410
GSK PLC	375,214	6,795,849
Johnson & Johnson	104,237	17,063,597
Merck & Co., Inc.	133,287	15,390,650
Pfizer, Inc.	304,858	11,855,928
		61,752,434
TOTAL HEALTH CARE		108,713,776
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.3%
Lockheed Martin Corp.	50,489	23,449,616
Raytheon Technologies Corp.	252,547	25,229,445
		48,679,061
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. Class B	127,411	22,909,772
Ground Transportation - 1.5%
Union Pacific Corp.	112,665	22,048,541
Industrial Conglomerates - 2.9%
3M Co.	178,837	18,996,066
Honeywell International, Inc.	117,490	23,479,202
		42,475,268
Machinery - 1.5%
Caterpillar, Inc.	97,578	21,350,066
Marine Transportation - 3.8%
A.P. Moller - Maersk A/S Series B	6,202	11,202,789
Kawasaki Kisen Kaisha Ltd. (a)	678,800	16,077,039
Mitsui OSK Lines Ltd. (a)	578,800	14,282,437
Nippon Yusen KK	597,100	14,045,543
		55,607,808
TOTAL INDUSTRIALS		213,070,516
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	330,658	15,623,591
IT Services - 0.9%
IBM Corp.	102,545	12,962,713
Semiconductors & Semiconductor Equipment - 6.4%
Broadcom, Inc.	28,993	18,164,115
Intel Corp.	464,545	14,428,768
NVIDIA Corp.	120,756	33,508,582
Qualcomm, Inc.	109,209	12,755,611
Texas Instruments, Inc.	82,752	13,836,134
		92,693,210
Software - 5.4%
Microsoft Corp.	257,664	79,169,841
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	507,017	86,030,645
HP, Inc.	362,819	10,779,352
		96,809,997
TOTAL INFORMATION TECHNOLOGY		297,259,352
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.8%
American Tower Corp.	75,521	15,435,737
Crown Castle International Corp.	102,370	12,600,723
Digital Realty Trust, Inc.	119,914	11,889,473
Healthcare Trust of America, Inc.	608,574	12,037,594
Medical Properties Trust, Inc. (a)	1,033,720	9,065,724
Omega Healthcare Investors, Inc.	443,547	11,869,318
Prologis (REIT), Inc.	133,002	16,658,501
Public Storage	48,024	14,158,916
Simon Property Group, Inc.	111,669	12,654,331
Weyerhaeuser Co.	393,702	11,775,627
		128,145,944
TOTAL COMMON STOCKS (Cost $1,436,006,405)		1,452,796,541

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b)	1,118,681	1,118,904
Fidelity Securities Lending Cash Central Fund 4.88% (b)(c)	27,241,407	27,244,131
TOTAL MONEY MARKET FUNDS (Cost $28,363,035)		28,363,035

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,464,369,440)	1,481,159,576
NET OTHER ASSETS (LIABILITIES) - (1.5)% (d)	(21,373,725)
NET ASSETS - 100.0%	1,459,785,851

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Jun 2023	6,911,025	336,510	336,510

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $336,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	2,743,400	83,569,773	85,194,269	60,539	-	-	1,118,904	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	16,059,350	221,108,473	209,923,692	243,708	-	-	27,244,131	0.1%
Total	18,802,750	304,678,246	295,117,961	304,247	-	-	28,363,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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